SEGMENT REPORTING (Schedule of Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 3,474,849	$ 532,544	¥ 3,171,828
CHINA
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 3,474,849	$ 532,544	2,890,858
SINGAPORE
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets			¥ 280,970